Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 625.0	$ 8.3	₨ 519.9
Realized interest credited to fund	48.0	0.6	36.7
Contribution during the period	89.5	1.2	88.6
Amount paid towards claim	(162.3)	(2.1)	(20.2)
Ending Balance	₨ 600.2	$ 8.0	₨ 625.0